Elizabeth Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 203-402-1624 Elizabeth.gioia@prudential.com

April 19, 2021

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Registration Statement on Form N-4
SEC File No. 333-37728
Pruco Life Flexible Premium Variable Annuity Account (Registrant)
Pruco Life Insurance Company (Depositor)

Members of the Commission:

On behalf of the above-named Registrant, submitted for filing under the Securities Act of 1933, this submission is being made solely to obtain series and class (contract) identifiers for the following variable annuity product under the Pruco Life Flexible Premium Variable Annuity Account (811-07325):

Contract: Strategic Partners Annuity One 3 Variable Annuity (333-37728)
Strategic Partners Plus 3 Variable Annuity (333-37728).

Any questions regarding this submission should be directed to Elizabeth Gioia, Vice President, Corporate Counsel, at Prudential at (203) 402-1624.

Sincerely,

/s/Elizabeth Gioia
Elizabeth Gioia
Vice President, Corporate Counsel